SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.                         SUBSEQUENT EVENTS

On July 19, 2013, the Company acquired a 50% interest in Saint Robert Bellarmin Wind Project, an 80-megawatt wind energy project located in Quebec, for cash consideration of $106 million.